UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

133 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

133 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Forester Value Fund

	Schedule of Investments
	December 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Air Courier Services - 3.88%
910	Fedex Corp.	94,085

Bottled & Canned Soft Drinks & Carbonated Waters - 3.56%
4,500	Coca Cola Enerprises, Inc.	86,265

Canned Fruits, Vegetables, Preserves - 2.78%
2,000	H.J. Heinz Co.	67,440

Commercial Banks, NEC - 3.89%
1,940	Citigroup, Inc.	94,148

Electric & Other Servcies Combined - 2.13%
970	Exelon Corp.	51,546

Food - Major Diversified - 3.60%
4,620	Sara Lee Corp.	87,318

Fats & Oils - 1.08%
1,060	Archer Daniels-Midland Co.	26,140

Fire, Marine & Casualty Insurance - 8.37%
1,260	American International Group, Inc.	85,970
320	Hartford Financial Services Group, Inc.	27,485
2,000	St. Paul Travelers Companies, Inc.	89,340
		202,795
Food and Kindred Products - 3.67%
1,190	Altria Group, Inc.	88,917

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.00%
360	Eaton Corp.	24,152

Motor Vehicles & Passenger Car Bodies - 1.59%
5,000	Ford Motor Co.	38,600

National Commerical Banks - 7.46%
2,070	Bank of Amreica Corp.	95,531
1,610	Wachovia Corp	85,105
		180,635
Petroleum Refining - 2.87%
670	Chevron Corp.	38,036
540	Conoco Phillips Co.	31,417
		69,453
Pharmaceutical Preparations - 7.02%
3,460	Pfizer, Inc.	80,687
1,940	Wyeth	89,376
		170,063
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.81%
1,000	Dow Chemical Co.	43,820

Public Building & Related Furniture - 2.89%
960	Johnson Controls, Inc.	69,994

Radiotelephone Communications - 1.59%
500	Dominion Resources, Inc.	38,600

Railroads, Line-Haul Operating - 1.10%
330	Union Pacific Corp.	26,568

Real Estate Investment Trust - 1.78%
1,420	Equity Office Properties Trust	43,069

Retail-Eating Places - 2.96%
2,130	McDonalds Corp.	71,824

Retail- Familty Clothing Store - 1.82%
2,500	Gap, Inc.	44,100

Retail-Grocery Stores - 1.77%
2,270	Kroger Co.*	42,858

Services- Computer Programming - 2.19%
6,000	Novell, Inc.*	52,980

Ship & Boat Building & Repairing - 1.88%
400	General Dynamics Corp.	45,620

Surgical & Medical Instruments - 3.26%
3,220	Boston Scientific Corp.*	78,858

Telephone Communications (No Radiotelephone) - 1.62%
1,300	Verizon Communications, Inc.	39,156

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.21%
1,130	Cardinal Health, Inc.	77,689

Total For Common Stock (Cost $1,847,373) - 80.77%		$ 1,956,690

PUT OPTIONS
2,000	S & P 100 Jan 570 Puts	8,600
2,000	S & P 100 Jan 570 Calls	11,200
2,000	S & P 100 Index Jan 560	3,900
		23,700

Total For Put Options (Cost $34,712) - 0.98%		23,700

SHORT TERM INVESTMENTS
360,188	Huntington Money Market Fund IV 3.29%**	360,188
367	Huntington Treasury Money Market 3.16%**	367

Total For Short Term Investments (Cost $360,555) - 14.88%		360,555

	TOTAL INVESTMENTS (Cost $2,242,640) - 96.63%	2,340,945

	Other assets less liabilities- 3.37%	81,672

	Net Assets - 100%	$ 2,422,617

* Non-income producing securities.
** Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
FORESTER VALUE FUND
1. SECURITY TRANSACTIONS
At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,242,640 amounted to $98,305 which consisted of aggregate gross unrealized appreciation of $158,934 and aggregate gross unrealized depreciation of $60,629.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 27, 2006